15. DERIVATIVES AND FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Notational amount	$ 100,000	$ 100,000
Fair value	2,985	3,910
Cap 1 - maturing August 2019
Notational amount	35,000	35,000
Fair value	1,011	1,334
Cap 2 - maturing September 2019
Notational amount	35,000	35,000
Fair value	1,045	1,360
Cap 3 - maturing October 2019
Notational amount	30,000	30,000
Fair value	$ 929	$ 1,216